Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2013
Software [Member]
Estimated useful lives	3 years
Computer and Office Equipment [Member]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Estimated useful lives	7 years